UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 05/31

Date of reporting period: 8/31/12

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
August 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.9%	Rate (%)	Date	Amount ($)		Value ($)
New York--90.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000		2,279,600
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/27	4,050,000		4,393,642
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/32	11,525,000		12,416,920
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	20,000,000	a,b	24,052,400
Buffalo,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/12	1,800,000		1,806,156
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
National Public Finance
Guarantee Corp.)	4.50	9/1/18	1,110,000		1,271,105
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000		1,226,225
Erie County,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	4/1/14	2,000,000	c	2,158,420
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	5,000,000		5,773,800
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000		1,785,100
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,500,000		6,462,665
JPMorgan Chase Putters/Drivers
Trust (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	8,000,000	a,b	9,226,880
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000		8,478,890
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	12/1/14	16,000,000		17,744,000

Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/25	23,765,000	26,635,574
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.50	11/15/30	10,325,000	11,950,155
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/21	5,050,000	6,167,262
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	3,505,000	4,048,170
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/1/27	4,370,000	5,174,998
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	6,680,000	7,794,825
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/29	12,000,000	13,663,320
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/35	5,000,000	5,344,150
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/36	10,000,000	10,932,700
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/42	5,000,000	5,600,000
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	5,750,000	5,912,897
New York City,
GO	5.00	11/1/19	7,975,000	8,750,649
New York City,
GO	5.00	4/1/20	3,500,000	3,870,825
New York City,
GO	5.00	8/1/20	2,000,000	2,238,100
New York City,
GO	5.00	8/1/21	10,000,000	12,455,400
New York City,
GO	5.25	10/15/22	1,150,000	1,215,354
New York City,
GO	5.50	6/1/23	25,000	25,906
New York City,
GO	5.00	8/1/23	11,020,000	13,443,849
New York City,
GO	5.00	8/1/27	8,825,000	10,399,203
New York City,
GO	5.00	8/1/28	7,000,000	8,436,330
New York City,
GO	5.00	8/1/29	5,935,000	7,076,835
New York City,
GO	5.00	10/1/32	5,745,000	6,689,765
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	115,000	116,623

New York City,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	10/15/13	1,450,000	c	1,532,403
New York City,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	240,000		259,574
New York City,
GO (Prerefunded)	5.50	6/1/13	100,000	c	104,002
New York City,
GO (Prerefunded)	5.25	10/15/13	850,000	c	898,305
New York City Educational
Construction Fund, Revenue	6.50	4/1/26	4,220,000		5,451,607
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.25	7/1/15	1,640,000		1,774,578
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,000,000		1,067,180
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000		11,383,579
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/28	4,000,000		4,237,200
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	5,850,000	d	6,152,036
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,000,000		2,208,900
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,830,000		3,103,604
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/26	9,250,000		11,202,213
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	23,000,000		26,725,540
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	5,000,000		5,892,050
New York City Municipal Water

Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	20,000,000	23,127,800
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	11,521,500
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	12,968,818
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	6,000,000	6,833,220
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	21,648,030
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/15/24	10,000,000	11,295,900
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000	11,180,800
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000	11,338,200
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/22	10,000,000	12,684,100
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	14,890,000	17,437,679
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	6,000,000	6,933,840
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000	3,778,014
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	320,216
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	9,000,000	9,968,220
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	5,000,000	5,697,250
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	9,055,000	10,099,404
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000	3,852,344
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement

Program) (New York City Issue)	5.00	1/15/25	10,000,000	11,091,500
New York State Dormitory
Authority, Mortgage Hospital
Revenue (Hospital for Special
Surgery) (Collateralized; FHA)	6.25	8/15/34	4,000,000	4,965,160
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	765,000	767,922
New York State Dormitory
Authority, Revenue (Barnard
College) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/37	11,000,000	11,639,540
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Banks)	5.00	7/1/15	1,135,000	1,135,931
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	15,000,000	17,350,050
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	5,000,000	5,773,100
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	11,546,200
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/22	4,250,000	5,523,938
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	11,798,788
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/37	6,035,000	6,878,572
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,755,000	4,005,083
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000	5,214,192
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,623,001
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/36	2,250,000	2,606,918
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000	3,851,970
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)

(Insured; National Public
Finance Guarantee Corp.)	0.00	7/1/28	18,335,000	e	12,170,590
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000		31,469
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	6.75	2/15/23	5,700,000		7,092,966
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	2/15/21	10,150,000		11,129,780
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Prerefunded)	5.25	2/15/14	2,305,000	c	2,465,866
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000		6,116,355
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	8,395,000		9,443,619
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	9,000,000		10,419,570
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/27	5,045,000		5,442,596
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000		1,499,938
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000		1,972,459
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000		2,171,334
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000		1,456,631
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	33,625,000		44,552,453
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000		11,021,000
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	1,500,000		1,733,925
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.63	7/1/26	3,500,000		4,050,970

New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/18	3,280,000	3,344,714
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.50	5/1/37	4,500,000	5,123,970
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.75	5/1/37	7,880,000	9,151,753
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/13	2,625,000	2,775,360
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000	2,747,525
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	7,500,000	8,164,950
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,728,650
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.25	7/1/29	11,000,000	13,243,560
New York State Dormitory
Authority, Revenue (Saint
Barnabas Hospital) (Insured;
AMBAC)	5.25	8/1/15	2,135,000	2,140,850
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/15/16	5,000,000	5,923,000
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/13	810,000	837,135
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	4,265,000	4,415,384
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/13	3,940,000	4,078,924
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	6,825,000	7,407,650
New York State Dormitory

Authority, Revenue (Teachers
College)	5.00	3/1/24	3,250,000		3,732,138
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	5,000,000		6,028,200
New York State Dormitory
Authority, Revenue (The New
School)	5.25	7/1/30	5,000,000		5,673,500
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/38	7,230,000		8,383,040
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	16,000,000		18,158,880
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000		2,149,640
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital
Association)	5.50	7/1/32	1,000,000		1,012,810
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)
(Prerefunded)	5.05	3/15/13	500,000	c	513,180
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/22	10,000,000		12,358,700
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	8/15/36	2,625,000		3,086,921
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/29	3,000,000		3,553,200
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/21	10,000,000		11,946,300
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/24	4,000,000		4,961,920
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	5.00	8/15/37	4,025,000		4,696,048
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000		1,045,870
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic

Development and Housing)	5.00	9/15/18	1,400,000	1,604,078
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	10,000,000	11,384,800
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/15/20	1,270,000	1,405,725
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	1,185,000	1,186,635
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/33	2,715,000	2,725,127
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	3,010,000	3,220,249
New York State Thruway Authority,
General Revenue	5.00	1/1/42	3,500,000	3,937,045
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,715,650
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	11,812,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	17,500,000	20,601,350
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	15,035,000	17,260,180
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,670,250
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000	14,683,838
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,874,097
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000	11,760,600
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.70	4/1/20	20,000,000	24,320,000
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	2,500,000	2,525,925
Niagara Falls City School
District, COP (High School
Facility) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/19	3,250,000	3,536,845

Niagara Falls City School
District, COP (High School
Facility) (Insured; National
Public Finance Guarantee Corp.)	5.63	6/15/13	2,045,000	2,133,058
Orange County Industrial
Development Agency, Life Care
Community Revenue (The Glen
Arden, Inc. Project)	5.70	1/1/28	4,495,000	3,725,231
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	18,708,150
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,644,100
Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	10,000,000	11,487,200
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	5,000,000	5,830,200
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/13	6,000,000	6,178,860
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/14	10,000,000	10,476,600
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	5,500,000	5,980,315
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/15/18	20,000,000	22,012,800
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/24	10,000,000	10,922,400
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	2,025,000	2,367,974
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/12	1,455,000	1,463,541
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/13	1,000,000	1,035,960
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	6.00	6/1/48	13,000,000		10,551,450
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/20	10,755,000		11,165,626
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	11/15/12	5,000,000	c	5,051,850
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.38	1/1/16	7,500,000	c	8,721,975
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	10,540,000	c	13,988,266
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	1,500,000		1,515,555
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	8,000,000		9,578,160
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/28	5,000,000		6,005,250
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/30	3,285,000		3,946,796
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	6,900,000		7,805,832
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.13	1/1/14	3,000,000	c	3,195,990
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	4,500,000		4,271,625
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	11,730,000		8,642,195
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	1,025,000		1,025,595
U.S. Related--9.4%
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,325,000		3,909,535
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000		1,032,700
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	4,500,000		4,623,435
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	3,500,000		3,510,465
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	9,500,000		10,613,020
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	3,000,000		3,316,260

Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	10,000,000		10,906,700
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	10,000,000		10,406,100
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	5,000,000		5,389,050
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000	e	10,536,463
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000		6,144,710
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, HR (Hospital
Auxilio Mutuo Obligated Group
Project)	5.00	7/1/19	3,415,000		3,780,644
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	10,000,000		11,264,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000		5,376,350
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		5,352,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000		5,703,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,500,000		6,498,910
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	13,000,000		14,594,580
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000		10,223,800
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	920,000		923,091
Total Long-Term Municipal Investments
(cost $1,300,099,637)					1,427,387,518
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.3%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	9/1/12	400,000	f	400,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	9/1/12	1,400,000	f	1,400,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.20	9/1/12	2,100,000	f	2,100,000
Total Short-Term Municipal Investments
(cost $3,900,000)					3,900,000

Total Investments (cost $1,303,999,637)	100.2%	1,431,287,518
Liabilities, Less Cash and Receivables	(.2%)	(2,517,136)
Net Assets	100.0%	1,428,770,382

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities were valued at $33,279,280 or 2.3% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Non-income producing--security in default.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Variable rate demand note - rate shown is the interest rate in effect at August 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2012, net unrealized appreciation on investments was $127,287,881 of which $133,873,430 related to appreciated investment securities and $6,585,549 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,431,287,518	-	1,431,287,518
Other Financial Instruments:
Swaps+	-	520,866	-	520,866
Liabilities ($)
Other Financial Instruments:
Swaps+	-	(568,757)	-	(568,757)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

					Unrealized
					Appreciation
			Base Index		(Depreciation)
Notional Amount ($)	Counterparty	Reference Index	Value (%)	Termination Date	($)

		Forward Rate Agreement,
		Municipal Market Data
		General Obligation, 2022,
30,000,000	Citibank	AAA Index [a]	2.03	11/27/2012	520,866

		Forward Rate Agreement,
		Municipal Market Data
		General Obligation, 2032,
20,000,000	Citibank	AAA Index [a]	2.81	11/27/2012	(568,757)

Gross Unrealized Appreciation					520,866
Gross Unrealized Depreciation					(568,757)

[a] The fund will receive a payment from the counterparty if the value of the reference index is greater than the base index value on the termination date. The fund will make a cash payment to the counterparty if the value of the reference index is less than the base index value on the termination date.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and

general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 22, 2012

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)